Profit Sharing Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Postemployment Benefits [Abstract]
Profit Sharing Plan

9. Profit Sharing Plan

Through its wholly owned subsidiary Legacy Serina, the Company has established a 401(k) profit sharing plan (the “PSP”) for all eligible employees of the Company. The PSP provides for eligible employee contributions subject to certain annual Internal Revenue Code limits. For participants who are age 50 or older during any calendar year, additional employee contributions are allowed under the PSP, subject to Internal Revenue Code limits.

Employer contributions, if any, may include matching contributions and profit sharing contributions, both of which are made on a discretionary basis and are subject to service and employment requirements. Employer matching contributions and employer profit sharing contributions vest based on a graded vesting schedule. The Company made no discretionary employer matching or employer profit sharing contributions for the three months ended March 31, 2024 and 2023.

Note 5 - Profit Sharing Plan

Serina has established a 401(k) profit sharing plan (the PSP) for all eligible employees of Serina. The PSP provides for eligible employee contributions subject to certain annual Internal Revenue Code limits. For participants who are age 50 or older during any calendar year, additional employee contributions are allowed under the PSP, subject to Internal Revenue Code limits.

Employer contributions, if any, may include matching contributions and profit sharing contributions, both of which are made on a discretionary basis and are subject to service and employment requirements. Employer matching contributions and employer profit sharing contributions vest based on a graded vesting schedule. Serina made no discretionary employer matching or employer profit sharing contributions for the years ended December 31, 2023 and 2022.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022